OTHER RECEIVABLES AND PREPAYMENTS (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current:
Deposits		$ 291	$ 346
Prepayments		3,471	2,693
Voyages in progress		9,126	10,377
Loan receivables		1,229	0
Other receivables		4,630	3,627
Other current receivables and prepayments not part of disposal group		18,747	17,043
Included in assets of a disposal group held for sale (Note 40)	[1]	(7)	(92)
Other receivables and prepayments current		$ 18,740	$ 16,951

[1]	For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.